Post employment benefits - Analysis of net assets/(deficit) (Details) - EUR (€) € in Millions	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Net surplus is analysed as:
Assets	€ 242	€ 257	€ 329
Liabilities	(187)	(181)	€ (258)
Defined Benefit Pension Plan
Analysis of net surplus:
Assets	4,854	5,148
Present value of plan liabilities	(4,722)	(5,017)
Net surplus for funded plans	55	76
Net surplus	55	76
Net surplus is analysed as:
Assets	242	257
Liabilities	(187)	(181)
Defined Benefit Pension Plan | Funded plans
Analysis of net surplus:
Net surplus for funded plans	132	131
Net surplus	132	131
Defined Benefit Pension Plan | Unfunded plans
Analysis of net surplus:
Present value of plan liabilities	(77)	(55)
CWW section
Analysis of net surplus:
Assets	1,640	1,781
Present value of plan liabilities	(1,550)	(1,676)
Net surplus for funded plans	90	105
Net surplus	90	105
Vodafone section
Analysis of net surplus:
Assets	1,805	1,983
Present value of plan liabilities	(1,750)	(1,924)
Net surplus for funded plans	55	59
Net surplus	€ 55	€ 59